Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		25 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net (Loss)	$ (18,421)	$ (12,631)	$ (58,914)
Adjustments to reconcile net loss to net cash used in operating activities:
Mineral properties impairment			7,500
Net change in operating assets and liabilities
Prepaid expenses (increase/decrease)	(232)	(350)	(582)
Accounts payable (increase/decrease)	(8,315)	84	2,000
Net cash (used) by operating activities	(26,968)	(12,897)	(49,996)
Cash flows from investing activities:
Purchase of mineral properties			(7,500)
Net cash (used) by investing activities			(7,500)
Cash flows from financing activities:
Common stock issued for cash			25,000
Cash proceeds from shares subscribed but unissued	36,500		36,500
Cash proceeds from shareholder advances	1,980	725	7,705
Net cash provided by financing activities	38,480	725	69,205
Net increase (decrease) in cash	11,512	(12,172)	11,709
Cash, beginning of period	197	12,367
Cash, end of period	$ 11,709	$ 195	$ 11,709